Equity	12 Months Ended
Dec. 31, 2022
Equity
Equity

26 Equity

Non-controlling interest

	Net Profit		Equity
(€ million)	2022	2021	December 31, 2022	December 31, 2021
EniPower Group	54	7	373	30
Others	20	12	98	52
	74	19	471	82

Equity attributable to equity holders of Eni

(€ million)	December 31, 2022	December 31, 2021
Share capital	4,005	4,005
Retained earnings	23,455	22,750
Cumulative currency translation differences	7,564	6,530
Other reserves and equity instruments:
- Perpetual subordinated bonds	5,000	5,000
- Legal reserve	959	959
- Reserve for treasury shares	2,937	958
- Reserve for OCI on cash flow hedging derivatives net of tax effect	(342)	(896)
- Reserve for OCI on defined benefit plans net of tax effect	(58)	(117)
- Reserve for OCI on equity-accounted investments	46	54
- Reserve for OCI on other investments valued at fair value	53	141
- Other reserves	190	190
Treasury shares	(2,937)	(958)
Profit for the year	13,887	5,821
	54,759	44,437

Share capital

As of December 31, 2022, the parent company’s issued share capital consisted of €4,005,358,876 (same amount as of December 31, 2021) represented by 3,571,487,977 ordinary shares without nominal value (3,605,594,848 ordinary shares at December 31, 2021).

On May 11, 2022, Eni’s Shareholders’ Meeting resolved: (i) to distribute a dividend of €0.43 per share, with the exclusion of treasury shares held at the ex-dividend date, in full settlement of the 2021 dividend of €0.43 per share, for a total dividend per share of the year 2021 of €0.86; (ii) the cancellation of 34,106,871 treasury shares, keeping the amount of the share capital unchanged and proceeding with the reduction of the related reserve by an amount of €400 million (same amount of the book value of the canceled shares); (iii) to empower the Board of Directors to execute a buy-back program of Eni’s shares up to 10% of ordinary shares outstanding, expiring on April 2023, for a total amount up to €2.5 billion. In execution of this resolution, in 2022 195,550,084 shares were acquired, at a cost of €2.4 billion.

Retained earnings

Retained earnings included the interim dividend distribution for 2022 amounting to €1,500 million corresponding to €0.44 per share. The Board of Directors in accordance with Article 2433-bis, paragraph 5 of the Italian Civil Code, resolved: (i) on July 28, 2022, to pay the first tranche of dividend of €0.22 for each outstanding share at the ex-dividend date of the September 19, 2022, with payment due on September 21, 2022; (ii) on October 27, 2022, to distribute to shareholders the second tranche of the 2022 dividend of €0.22 for each outstanding share on the ex-dividend date of November 21, 2022, with payment on November 23, 2022; (iii) on February 22, 2023 to distribute to shareholders the third (of four) tranche of the 2022 dividend, out of the available reserves, of €0.22 for each outstanding share, with the exclusion of treasury shares in portfolio at the dividend date.

Cumulative foreign currency translation differences

The cumulative foreign currency translation differences arose from the translation of financial statements denominated in currencies other than euro.

Perpetual subordinated hybrid bonds

The hybrid bonds are governed by English law and are traded on the regulated market of the Luxembourg Stock Exchange. As of December 31, 2022, hybrid bonds amounted to €5 billion (same amount as at December 31, 2021).

The key characteristics of the two bonds are: (i) an issue of €1.5 billion perpetual 5.25-year subordinated non-call hybrid notes with a re-offer price of 99.403% and an annual fixed coupon of 2.625% until the first reset date of January 13, 2026. As from such date, unless it has been redeemed in whole on or before the first reset date, which is the last day for the first optional redemption, the bond will bear interest per annum determined according to the relevant 5-year Euro Mid Swap rate plus an initial spread of 316.7 basis points, increased by an additional 25 basis points as from January 13, 2031 and a subsequent increase of additional 75 basis points as from January 13, 2046; (ii) an issue of €1.5 billion perpetual 9-year subordinated non-call hybrid notes with a re-offer price of 100% and an annual fixed coupon of 3.375% until the first reset date of October 13, 2029. As from such date, unless it has been redeemed in whole on or before the first reset date, which is the last day for the first optional redemption, the bond will bear interest per annum determined according to the relevant 5-year Euro Mid Swap rate plus an initial spread of 364.1 basis points, increased by additional 25 basis points as from October 13, 2034 and a subsequent increase of additional 75 basis points as from October 13, 2049; (iii) an issue of €1 billion perpetual 6-year subordinated non-call hybrid notes with a re-offer price of 100% and an annual fixed coupon of 2.000% until the first reset date of May 11, 2027. As from such date, unless it has been redeemed in whole on or before the first reset date, which is the last day for the first optional redemption, the bond will bear interest per annum determined according to the relevant 5-year Euro Mid Swap rate plus an initial spread of 220.4 basis points, increased by additional 25 basis points as from May 11, 2032 and a subsequent increase of additional 75 basis points as from May 11, 2047; (iv) an issue of €1 billion perpetual 9-year subordinated non-call hybrid notes with a re-offer price of 99.607% and an annual fixed coupon of 2.750% until the first reset date of May 11, 2030. As from such date, unless it has been redeemed in whole on or before the first reset date, which is the last day for the first optional redemption, the bond will bear interest per annum determined according to the relevant 5-year Euro Mid Swap rate plus an initial spread of 277.1 basis points, increased by additional 25 basis points as from May 11, 2035 and a subsequent increase of additional 75 basis points as from May 11, 2050.

Legal reserve

This reserve represents earnings restricted from the payment of dividends pursuant to Article 2430 of the Italian Civil Code. The legal reserve has reached the maximum amount required by the Italian Law.

Reserve for treasury shares

The reserve for treasury shares represents the reserve that was established in previous reporting periods to repurchase the Company shares in accordance with resolutions at Eni’s Shareholders’ Meetings.

Reserves for Other Comprehensive Income

	Reserve for OCI on cash flow hedge derivatives			Reserve for OCI on defined benefit plans			Reserve for OCI on equity-accounted investments(*)	Reserve for OCI on investments valued at fair value
(€ million)	Gross reserve	Deferred tax liabilities	Net reserve	Gross reserve	Deferred tax liabilities	Net reserve
Reserve as of December 31, 2021	(1,269)	373	(896)	(84)	(33)	(117)	54	141
Changes of the year	(3,883)	1,133	(2,750)	60	(5)	55	92	56
Currency translation differences				1		1
Reversal to inventories adjustments	(8)	2	(6)
Reclassification to retained earnings								(144)
Changes in scope of consolidation				3		3	1
Reclassification adjustments	4,677	(1,367)	3,310				(101)
Reserve as of December 31, 2022	(483)	141	(342)	(20)	(38)	(58)	46	53
Reserve as of December 31, 2020	(7)	2	(5)	(205)	47	(158)	85	36
Changes of the year	(1,479)	434	(1,045)	119	(77)	42	(32)	105
Currency translation differences				2	(3)	(1)	1
Reversal to inventories adjustments	2	(1)	1
Reclassification adjustments	215	(62)	153
Reserve as of December 31, 2021	(1,269)	373	(896)	(84)	(33)	(117)	54	141

(*) Reserve for OCI on equity-accounted investments at December 31, 2022 includes €1 million relating to defined benefit plans (€-4 million at December 31, 2021)

Other reserves

Other reserves related to a reserve of €190 million representing the increase in equity attributable to Eni associated with a business combination under common control, whereby the parent company Eni SpA divested its subsidiaries.

Treasury shares

A total of 226,097,834 of Eni’s ordinary shares (65,838,173 at December 31, 2021) were held in treasury for a total cost of €2,937 million (€958 million at December 31, 2021). During 2022, 195,550,084 shares were acquired, for a total value of €2,400 million, 34,106,871 treasury shares have been cancelled for a total value of €400 million and 1,183,552 treasury shares were assigned free of charge to Eni executives, following the conlcusion of the Vesting Period as required by the “Long-Term Monetary Incentive Plan 2017-2019” approved by Eni's Shareholders' Meeting of April 13, 2017. On May 13, 2022, the Shareholders Meeting approved the Long-Term Monetary Incentive Plan 2020-2022 and empowered the Board of Directors to execute the Plan by authorizing it to dispose up to a maximum of 20 million of treasury shares in service of the Plan.

Distributable reserves

As of December 31, 2022, equity attributable to Eni included distributable reserves of approximately €45 billion.

Reconciliation of profit and equity of the parent company Eni SpA to the consolidated profit and equity

	Profit		Shareholders’ equity
(€ million)	2022	2021	December 31, 2022	December 31, 2021
As recorded in Eni SpA's Financial Statements	5,403	7,675	52,520	51,039
Excess of net equity stated in the separate accounts of consolidated subsidiaries over the corresponding carrying amounts of the parent company	7,375	(3,324)	(1,302)	(9,910)
Consolidation adjustments:
- difference between purchase cost and underlying carrying amounts of net equity			153	153
- adjustments to comply with Group accounting policies	797	1,855	4,468	4,266
- elimination of unrealized intercompany profits	124	(176)	(533)	(654)
- deferred taxation	262	(190)	(76)	(375)
	13,961	5,840	55,230	44,519
Non-controlling interest	(74)	(19)	(471)	(82)
As recorded in Consolidated Financial Statements	13,887	5,821	54,759	44,437